CONVERTIBLE NOTE, NET	6 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTE, NET

6. CONVERTIBLE NOTE, NET

The Group has executed a convertible note and warrant purchase agreement dated July 22, 2020 (the “Purchase Agreements”) with one investor which is controlled by one principal shareholder of the Group (Note 10) and one third party investor under which the investors may subscribe at par for up to $100,000 in aggregate principal amount of the Group’s four-year convertible notes (the “Notes”) and five-year warrants to subscribe to a certain number of the ADSs.

As of March 31, 2022, the Group closed 22 issuances of Notes of $51,637 (approximately RMB 344,619). The maturity dates of these Notes shall be the fourth anniversary of issuance dates.

Each Note is comprised of two series of notes. Series 1 Note bears interest of 7.5% per annum payable in cash annually and another 7.5% per annum payable in cash on the maturity date. Series 2 Note bears interest of 3.5% per annum payable in cash annually and another 13.5% per annum payable in cash on the maturity date. In the event of a Fundamental Change, as defined in the Purchase Agreement, the interest rate increases to 25% per annum and the holders of the Notes can require the Group to redeem the outstanding principal and interest for cash.

Each of the holders of the Notes at any time on or after the 41st day after the issuance date of the Notes and prior to the maturity date, at its option, may convert in whole but not in part the entire outstanding principal amount and the accrued and unpaid interest into ADSs. The conversion price is as follows:

(1) 120% of 30-Trading Day average closing price of the Company’s American Depositary Shares (the “ADS”), or

(2) if the Group completes an ADS offering of at least $50,000 within eighteen (18) months after the issuance date of this Note, eighty percent (80)% of the issue price per ADS in such offering, such adjusted conversion price shall be effective on the day immediately succeeding the closing date of the ADS offering.

The conversion price is subject to adjustment in the event of a Make Whole Fundamental Change, as defined in the Purchase Agreement.

The Group may at its option, upon the delivery of a mandatory conversion notice to the holders of the Notes (the “Mandatory Conversion Notice”, and such date of delivery, the “Mandatory Conversion Date”), require the holders of the Notes to convert all the outstanding principal amount and all the accrued but unpaid share interest as of the Mandatory Conversion Date into the ADSs, in the event that: (i) the reported sales price of the ADS of the Group is no less than $22.00 per ADS, subject to adjustment in the event of fundamental change, as defined, for more than sixty (60) consecutive trading days and (ii) the average daily trading volume during such sixty (60) consecutive trading days is more than $15,000 per trading day.

In addition, the Group issued to the holder of the Notes, warrants to purchase ADSs equal to 4% of the principal balance on the date of issuance and 4%, 6%, 7% and 8% of the principal amount of the Notes outstanding as of such anniversary dates. Each of the warrants expire five years after its respective issue date and has an exercise price equivalent to 110% of the volume weighted average price (“VWAP”) of the ADSs over the 60 trading days preceding the date of issuance of each warrant, subject to certain adjustments upon the occurrence of certain dilutive events.

A summary of warrants activity for the six months ended March 31, 2021 and 2022 was as follows. The number of ADS were retroactively adjusted to reflect the stock split of ADS effective on March 7, 2022.

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of September 30, 2020	21,913	4.84 years
Grants of Warrants on October 14, 2020	963	5 years	October 14, 2025
Grants of Warrants on October 20, 2020	2,770	5 years	October 20, 2025
Grants of Warrants on October 29, 2020	3,124	5 years	October 29, 2025
Grants of Warrants on December 15, 2020	5,744	5 years	December 15, 2025
Grants of Warrants on February 25, 2021	4,630	5 years	February 25, 2026
Balance of warrants outstanding as of March 31, 2021	39,144	4.50 years

Balance of warrants outstanding as of September 30, 2021	58,627	4.25 years
Grants of Warrants on October 19, 2021	1,705	5 years	October 19, 2026
Grants of Warrants on November 1, 2021	2,184	5 years	November 1, 2026
Grants of Warrants on November 29, 2021	1,939	5 years	November 29, 2026
Grants of Warrants on December 10, 2021	2,127	5 years	December 10, 2026
Grants of Warrants on January 6, 2022	3,801	5 years	January 6, 2027
Grants of Warrants on January 27, 2022	13,385	5 years	January 27, 2027
Grants of Warrants on March 1, 2022	7,412	5 years	March 1, 2027
Grants of Warrants on March 31, 2022	8,031	5 years	March 31, 2027
Balance of warrants outstanding as of March 31, 2022	99,211	4.14 years

The warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions, but not as a result of future securities offerings at lower prices.

The convertible notes did not contain beneficial conversion feature. The embedded conversion features, redemption features and acceleration features were not bifurcated from the debt hosts as they were clearly and closely related to the debt hosts. The convertible notes were classified as debt measured at amortized cost. The warrants were cashless settled and were classified as an equity because the warrants were indexed to the Group’s own stocks and classified in the shareholders’ equity in the unaudited condensed consolidated balance sheets.

The proceeds from issuance of the Notes were allocated to the relative fair values of the Notes and warrants. The Group estimated fair value of Notes were RMB 286,098, using discount cash flow model, which took into consideration the term yields ranging between 18.12% and 25.58%. The Group estimated fair value of the warrants issued at RMB 6,052, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”. The Group allocated proceeds of RMB 8,596 to the warrants which was recorded as an additional paid-in capital.

The discounts of RMB 8,596 will be amortized as additional interest expense over the terms of Notes. For the six months ended March 31, 2021 and 2022, the Group accrued accretion of interest expenses of RMB 678 and RMB 981, respectively.

On May 25, 2022, the Group entered into certain amendments to the conversion price of the convertible notes, which was adjusted to being the price calculated as seventy five percent 75% of the 15-Trading Day average closing price of the Company’s American Depositary Shares (the “ADS”), each representing 150 class A ordinary shares of the Company, as of May 13, 2022 (the “Conversion Price”). The holders of Notes converted all of the outstanding principal amount of convertible notes and all the accrued but unpaid interest as of such date at the Conversion Price. The Group accounted for the transaction as an inducement offer and recognized inducement expenses upon conversion.

The key assumption used in estimates are as follows. The exercise prices were retroactively adjusted to reflect the stock split of ADS effective on March 7, 2022.

	July 29, 2020	September 25, 2020	October 14, 2020	October 20, 2020	October 29, 2020	December 15, 2020	February 25, 2021	April 7, 2021	May 18, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	57.3090	51.1070	46.5205	43.3265	38.4150	25.8380	17.7090	16.6355	10.1560
Risk free rate of interest	0.21%	0.21%	0.29%	0.29%	0.29%	0.28%	0.58%	0.61%	0.69%
Dividend yield	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	39.0%	39.0%	39.0%	39.0%	40.0%	41.0%	40.0%	40.0%

	June 21, 2021	July 13, 2021	July 30, 2021	September 8, 2021	September 30, 2021
Terms of warrants	60 months	60 months	60 months	60 months	60 months
Exercise price	10.1560	8.0360	8.0360	5.9720	5.9720
Risk free rate of interest	0.69%	0.52%	0.52%	0.76%	0.76%
Dividend yield	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.0%	40.0%	40.0%	40.0%	40.0%

	October 11, 2021	November 1, 2021	November 11, 2021	December 10, 2022	January 6, 2022	January 27, 2022	March 1, 2022	March 31, 2022
Terms of warrants	60 months	60 months	60 months	60 months	60 months	60 months	60 months	60 months
Exercise price	4.5744	4.2757	4.0013	3.5739	3.2626	2.8391	2.5636	2.3658
Risk free rate of interest	1.17%	1.24%	1.24%	1.55%	1.55%	1.55%	1.96%	1.96%
Dividend yield	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Annualized volatility of underlying stock	40.9%	40.8%	40.8%	41.5%	41.5%	41.5%	42.2%	42.2%